Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consists of the following:

	September 30,	December 31,
	2021	2020

2028 Senior Notes	$375,000	$-
2025 Senior Notes	475,000	400,000
Subordinated Notes	357,000	-
Equipment Debt	53,169	1,129

	1,260,169	401,129
Debt discount and deferred issuance costs	(78,751)	(11,143)

	1,181,418	389,986
Less current portion	13,461	406

Long-term debt, net of current portion	$1,167,957	$389,580

Summary of Maturities of Long-term Debt
The minimum annual principal payments with respect to long-term debt as of September 30, 2021 are as follows:

October 1 to December 31, 2021	$3,055
2022	13,914
2023	14,550
2024	11,631
2025	482,701
Thereafter	734,318

$1,260,169

Disclosure Details of Allocation of Gross Proceeds from Subordinated Debt Shares Warrants and Derivatives

					Allocation of		Allocation of Cost to	Allocation of
		Relative	Allocation on Fair Value Basis of		Proceeds Net of		Stonepeak Prepaid	Proceeds Net of
	Fair	Fair	Gross	Transaction	Transaction	Embedded	Transaction	Transaction
	Value	Value %	Proceeds	Costs	Costs	Derivative	Costs	Costs
Stonepeak Notes	$292,860	87.0%	$305,047	$12,579	$292,468	$(5,804)	$6,377	$293,041
Stonepeak Shares	10,430	3.1%	10,864	448	10,416	-	-	10,416
Stonepeak Warrants	33,140	9.9%	34,519	1,423	33,096	-	-	33,096
Embedded Derivative	-	-	-	-	-	5,804	-	5,804

	$336,430	100.0%	$350,430	$14,450	$335,980	-	$6,377	$342,357